CASH AND CASH EQUIVALENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Statements Line Items
Restricted cash		$ 1,000
Payment of letter of credit to owner of Las Torres Facility	$ 500